Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Assets and Liabilities
Trading assets	279,553	324,704
Trading liabilities	127,760	133,997
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	145,035	154,555
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	66,904	102,941
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	52,548	47,744
Trading liabilities	60,121	57,903
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	15,066	19,464
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,639	76,094